Markman
MULTIFUNDS

           Annual
           Report

           December 31, 1999

           AGGRESSIVE ALLOCATION PORTFOLIO

           MODERATE ALLOCATION PORTFOLIO

           CONSERVATIVE ALLOCATION PORTFOLIO

           INCOME ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------
LOOKING BACK:
--------------------------------------------------------------------------------

AS WE'VE SAID MANY TIMES BEFORE, the market always manages to confound at least some of the conventional wisdom. Even so, I've never, in almost two decades in the investment business, seen so many conventional views from the beginning of the year turn out to be so incredibly wrong by the end of the year. The chart below shows how dangerous it was to listen to the legion of chin-rubbing, furrow-browed "prudent" pundits as 1999 began.

--------------------------------------------------------------------------------
THE "PRUDENT" PUNDITS SAID...              WHAT ACTUALLY HAPPENED...
--------------------------------------------------------------------------------
*  The  S&P  500,   after  four  20%+      *  The  S&P  gained   over  20%  with
   years, could not repeat again with         dividends  reinvested,  its  fifth
   solid gains.                               straight great year.
--------------------------------------------------------------------------------
*  After such a  multi-year  runup in      *  While  the  stock  market  soared,
   the  stock  market,  it might be a         bonds   experienced   their  worst
   good idea to take  some  chips off         decline in a generation.
   the table and reallocate to bonds.
--------------------------------------------------------------------------------
*  Y2K  disruptions  could  throw the      *  Y2 what?
   U.S. economy into a reces-sion, or
   at least cause a severe decline in
   the stock market as investors pull
   out dollars.  To be sure,  markets
   overseas  that have  prepared less
   than  we  have  will  be  severely
   impacted.
--------------------------------------------------------------------------------
*  Market  "leadership"  is much  too      *  Leadership  stayed in the same few
   narrow.  This bull  market  cannot         favorites  with the split widening
   continue  to move up on the  backs         between  the haves and have  nots.
   of just a few favorite stocks. The         Amazingly,  even  on  the  Nasdaq,
   market will need to broaden out to         which  gained  over  85%  for  the
   survive and prosper.                       year,   almost   half  the  stocks
                                              actually lost money!
--------------------------------------------------------------------------------
*  Growth stocks have appreciated too      *  Growth once again  trounced  value
   far,  too fast.  Value  stocks are         by a huge margin.  The S&P mid-cap
   the smarter bet now for  investors         growth  index  rose over 50% while
   looking  to buy low and  ride  the         the   mid-cap   value   index  was
   market up.                                 virtually unchanged.
--------------------------------------------------------------------------------
*  The  Internet  bubble  will burst!      *  Maybe    so...someday.    In   the
   These    valuations   are   simply         meantime,   some  Internet   funds
   unsustainable!  Repent ye  dot-com         posted gains in 1999 of over 200%.
   sinners!  Arghhh....
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Markman

--------------------------------------------------------------------------------
1999 IN PERSPECTIVE
--------------------------------------------------------------------------------

Given how absurdly off base the conventional wisdom was last year, I can't help taking this opportunity to dig back in the archives and reprint what we wrote in last year's annual report:

--------------------------------------------------------------------------------
WHAT WE SAID LAST YEAR:

o  "It's hard to imagine a serious and extended setback for the market..."

o "The biggest risk we run this year is not recession, but an economy too strong for the Federal Reserve to tolerate."

o  "Treasuries will be in for some tough sledding..."

o "Small-cap stocks should do better this year. That doesn't mean, however, that they will outperform large stocks."

o "Technology...will continue to be a driving force in the economy. We intend to maintain our overweighting in tech stocks..."

o "Overall, I am extremely optimistic about 1999 and think that potentially significant gains are possible."
--------------------------------------------------------------------------------

No doubt it was our good fortune to see the year unfold quite as we anticipated, which in turn led to the superior per-formance of all of the Markman MultiFund Portfolios. As you can see by the accompanying charts and graphs, all of the Portfolios significantly out-performed their comparative Fund of Fund and general market index bench-marks. The Aggressive Allocation Portfolio's 49.88% return is, of course, attributable to the overweighting in technology-oriented fund investments that we were committed to -- and stuck with -- even when media pundits shouted to head for the hills.

On the other end of the volatility spec-trum, the Conservative Allocation Portfolio's 24.97% return outdistanced its peers not only by having an equity allocation that showed superior perfor-mance, but also by our choice of bond investments. As we've noted, bonds had a lousy year. We foresaw at the begin-ning of the year that the high quality/government bond choices one would normally see in a conservative-type portfolio simply wouldn't do the job in 1999. We opted to over-allocate into high-yield bond funds. Many eye-brows were raised by our use of "junk" bond funds for cautious investors, but we felt that, given the economic picture, junk was likely to hold its value much more than high-quality bonds. And the reality was that even though the high-yield funds did not perform as well as we had hoped, they did manage to turn in positive returns for the year, greatly outperforming their higher quality brethren.

As always, the Moderate Allocation Portfolio continually plays a balancing act between the zip of the Aggressive Allocation and the caution of the Conservative Allocation. Given how well our choices were at the extremes, it is not surprising that the Moderate Allocation, with its 35.49% return, did so much better than its Fund of Fund peers.

The Income Allocation did not open to investors until May 1, and has not yet had one full year of operation. Still, even in the short period of time it has been available, it, too, has outper- formed its peer group. Given how dif-ficult it is to create significant value in the bond arena, we are particularly pleased with the degree to which it did better than its peers.

Kudos to you, too, the Markman MultiFund shareholders who also did what few expected at the beginning of 1999: you stayed the course, didn't panic, and, in many cases, moved intelligently to take advantage of opportunities as the year unfolded.
                 ----------------------------------------------
                                  1999 RETURNS
                 ----------------------------------------------
                 MARKMAN AGGRESSIVE ALLOCATION           49.88%
                 Average Growth Fund of Funds            24.36%
                 S&P 500                                 20.89%
                 ----------------------------------------------
                 MARKMAN MODERATE ALLOCATION             35.49%
                 Average Moderate Fund of Funds          18.36%
                 S&P 500                                 20.89%
                 ----------------------------------------------
                 MARKMAN CONSERVATIVE ALLOCATION         24.97%
                 Average Conservative Fund of Funds      11.40%
                 S&P 500                                 20.89%
                 ----------------------------------------------
                 MARKMAN INCOME ALLOCATION*               3.27%
                 Average Income Fund of Funds            -1.39%
                 Lipper General Bond Fund Index          -0.95%
                 ----------------------------------------------

The Funds of Funds Association provides monthly performance indices for funds of funds. It divides asset allocation funds of funds into Conservative, Moderate, and Growth categories based on their degree of daily price volatility compared to the S&P 500 in 1998. Income funds of funds have 85% or more of their assets invested in bond funds. Independent data from Lipper Analytical Services is used to calculate the average returns within these categories. These indices are not audited as part of the financial statement audit. Markman Capital Management, the adviser to the Markman MultiFunds, is a founding member of the Funds of Funds Association. Additional information is available at www.fundsoffunds.org.
* From May 1, 1999

--------------------------------------------------------------------------------
                                    Markman

---------------------------------------------------------
[GRAPHIC OMITTED]
                                          DEC 31, 1999
                                          ------------
S&P 500                                      $34,175
Markman Aggressive Allocation Portfolio      $33,509
Funds of Funds Growth                        $25,291

Past performance is not predictive of future performance.

---------------------------------------------------------
[GRAPHIC OMITTED]

                                          DEC 31, 1999
                                          ------------
Markman Moderate Allocation Portfolio        $34,175
S&P 500                                      $27,048
Funds of Funds Moderate                      $22,368

Past performance is not predictive of future performance.

---------------------------------------------------------
[GRAPHIC OMITTED]

                                          DEC 31, 1999
                                          ------------
S&P 500                                      $34,175
Markman Conservative Allocation Portfolio    $21,409
Funds of Funds Conservative                  $18,428
Lehman Intermediate Government Bond Index    $13,754

Past performance is not predictive of future performance.

---------------------------------------------------------
[GRAPHIC OMITTED]
                                          DEC 31, 1999
                                          ------------
Markman Income Allocation Portfolio         $10,327
Lipper General Bond Fund Index               $9,906
Funds of Funds Income                        $9,861

Past performance is not predictive of future performance.

---------------------------------------------------------

                                 LOOKING AHEAD:
                                Our Take on 2000

ALL THE INGREDIENTS ARE IN PLACE TO MAKE 2000 ANOTHER GREAT YEAR IN THE MARKET.

First among the factors that investors must consider is the simple reality that we've passed through the dreaded Y2K transition intact. Over the past year, many billions of dollars and tens of thousands of man hours have been spent making sure that the world would not grind to a screeching halt as 2000 hit. Much of that effort displaced other purchases and activities that would normally have occurred last year. Now, those resources -- both financial and human -- will be directed to other, more productive areas of technology. After some potential slowing during the first part of the year, we expect technology spending to accelerate to levels far above what most analysts are anticipating.

Another "big picture" positive that will affect on returns in 2000 is the continued overseas recovery and global expansion that finally seems to be firmly in place after the disruptions of 1997-1998. This bodes well for the large U.S. growth investments that dominate our portfolios. Over a third of the profits from companies in the S&P come from non-U.S. sources. These over-seas operations, previously a drag on recent performance, are now in a position to add financial tailwind to U.S. large caps.


Once again, we begin the year having to listen to the yammering of ersatz investment gurus who continue to deny the reality of the information-based economy. By obsessing about whether stock prices are too high over the short term, they are once again missing the big story evolving right under their noses: With each passing day, more and more of our economy becomes connected to the evolving technological world fabric. This is not a fad. This is not a bubble (at least in the sense that we have always understood bubbles, as something of no real value that will eventually burst leaving behind little or nothing). Cell phones, Email, Internet commerce, and the many other growth areas of technology that didn't even exist a decade ago are transforming economic man at a rate and to a degree that no other technology burst has ever done before in the history of man. Comparing computers to the railroads of the last century is like comparing sixteen wheelers to golf carts. What makes this information revolution so potent is the speed with which it evolves and transforms. Think of the wealth that was created worldwide during the course of the 150-year Industrial Revolution. Then think of that same level of wealth creation compressed into a generation or two. That's the potent dynamic we are faced with. When long-term investors ignore this larger picture for the sake of concerns about temporary short-term valuations, the result is wealth-creation suicide.

There is one thing, though, that the nervous nellies are right about. As the information revolution continues to unfold, many of the companies now attracting attention in the market will ultimately fail. I might even be so bold as to say that most of them won't survive. The ones that do, however, will grow in such an exponential way as to over-whelm the effects of the losers. Of course, with very few exceptions, it's probably impossible to predict who will still be left standing ten years from now. That's why now, more than ever, mutual funds loom large as the smart way to make money in the twenty-first century. By constructing a well-diversified pool of companies at the leading edge of technology, we significantly reduce the risk that we won't benefit from the dynamic growth ahead of us. We all know that in recent years many investors, for tax or performance reasons, have migrated away from funds to buying individual stocks. For some, initially, this may look like a good move. Ultimately, though, in the fast-changing complex world of technology, the risks and dangers of this approach far outweigh the potential benefits.

The managers of the underlying funds we own have discussed with us how they, on their level, attempt to participate in the upside potential of the information revolution while avoiding the most egregious risks. This is what is commonly referred to as the "bricks and mortar" approach to profiting from the technology boom. With this strategy, investors are directed to look beyond the companies making big news vying for consumer attention, such as ebay, Amazon.com, Priceline, Dell and the like and focus instead on those companies that make the stuff that these better-known names use to do their business. Companies like Sun Microsystems, Oracle, Qualcomm, Broadcomm and Cisco, to name just a few. The strategy here says that it doesn't really matter who makes the piece of plastic surrounding the cell phone or computer hard

--------------------------------------------------------------------------------
Once again, we begin the year having to listen to the yammering of ersatz investment gurus who continue to deny the reality of the information-based economy.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Markman
2 and 3
drive. It's the people who create and make the guts underneath the plastic that will ultimately be the winners. On the Internet, don't obsess about who is selling what to consumers. Focus on the companies that are creating and selling the technologies that enable the consumer to be reached in the first place.

Some call this the "pick and shovel" strategy. This reference uses the example of the 1849 gold rush as a lesson in how to benefit from a "mania." As we all know, for every prospector who made his fortune in the California gold fields, many more went bust. In all that uncertainty, however, the merchants who sold the forty-niners the picks, shovels, and other essen-tials made -- and kept -- secure for-tunes. (I just read that in most mining boomtowns, the most prosperous person was the woman who did the miners' laundry!)

That said, I can assure you that technology stocks, and the funds that own them, will experience some extreme volatility this year. So what else is new? What you as shareholders have learned -- and what other, ostensibly smart investors have yet to learn -- is that volatility is not the same as risk. Short-term fluctuations matter little in long-term investments. If anything, these fluctuations give the superior managers to whom we've entrusted your dollars opportunities to buy at bargain prices.

Nevertheless, I can be a technology bull without being a Pollyanna about some of the potential pain we have to endure in order to reap those long-term gains. So hang in there, folks, and don't let the short-term noise and static make you lose sight of what's really important long term.

Our overall approach and strategy as we move ahead in 2000 remains the same as that which rewarded us so well in 1999. We remain convinced that the best opportunities, particularly on a risk-adjusted basis, are here in the U.S. We also continue to believe that large U.S. companies will dominate the economic landscape. Given that an increasingly large percentage of our economic growth is coming from the technology sector, we will overweight that area in an attempt to stay ahead of the curve, rather than simply play catch-up.

[PHOTO]

/s/ Bob Markman

--------------------------------------------------------------------------------
Shameless Book Promotion Department

[GRAPHIC]

Bob has written a book that "tells all" about what works and doesn't work in the mutual fund world. HAZARDOUS TO YOUR WEALTH: EXTRAORDINARY POPULAR DELUSIONS AND THE MADNESS OF MUTUAL FUND EXPERTS shows up the conventional wisdom for the odd collection of dangerous myths it really is. Bob shares with you, in depth, how he looks at the world and investments. It will give you great insights as to how we achieved the kind of performance that made 1999 a year to remember in the Markman MultiFunds. It's a fun, easy read and is available now at bookstores everywhere as well as on the Net at Amazon.com. Bob urges everyone to buy multiple copies for all of your family members.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mutual funds loom large as the smart way to make money in the twenty-first century. By constructing a well-diversified pool of companies at the leading edge of technology, we significantly reduce the risk that we won't benefit from the dynamic growth ahead of us.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Markman
4

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                        AGGRESSIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

OUR  GOAL:  TO  ACHIEVE  HIGH  LONG-TERM   GROWTH   CONSISTENT  WITH  REASONABLE
DIVERSIFICATION. A FULLY INVESTED PORTFOLIO, LARGELY STOCK ORIENTED, WILL BE MAINTAINED AT ALL TIMES, THUS CREATING RELATIVELY HIGH VOLATILITY.

The Aggressive Allocation Portfolio benefited all year from its disciplined overweighting in funds that were heavy own-ers of technology stocks. Those of you who followed the daily and weekly short-term price movements of the Fund (and you know who you are -- tsk, tsk) know that while this strategic move that we made back in 1998 has increased the very short-term volatility of the portfolio, it has also enabled us to finally participate in the leading edge of equity investing.

As we went into the fourth quarter, we began to see more and more solid indications that the tech rally, which previ-ously had been largely concentrated in large-cap stocks, was spreading out into the second and third tier names. We moved on this trend by taking positions in Pin Oak Aggressive Stock Fund and Firsthand Technology Innovators Fund. Both of these funds work the small- to mid-cap spectrum of the technology arena and have shown a remarkable ability in the past to be in the right stocks at the right time. Technology Innovators closed to new investors a couple of months ago, but we are still able to buy it and I expect it to be one of our larger holdings before long.

By walking our talk from an allocation standpoint, and holding our ground when things looked grim in October, we were able to make the most of the "melt up" in the final two months of the year. The Portfolio's fourth quarter gain of 33.4% was the largest quarterly gain we've ever achieved.

Of course, the funds we own in turn own more than just technology stocks. Financials and health loom large in our strategy. This enables us to look long term with our overall strategy of allocating the Portfolio to what we and our fund managers feel are the best U.S. growth companies available.

                 ---------------------------------------------
                               CONTENT BREAKDOWN
                 ---------------------------------------------
                                   Unaudited

                               [GRAPHIC OMITTED]

                 U.S. Stocks  . . . . . . . . . . . . . .  92%
                 International Stocks . . . . . . . . . .   2%
                 Bonds  . . . . . . . . . . . . . . . . .   0%
                 Cash . . . . . . . . . . . . . . . . . .   6%

PORTFOLIO COMPARISON (Unaudited)
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                              Markman Aggressive      Funds of Funds Association
                             Allocation Portfolio            Growth Index

12 months ending 12/99               49.9%                       24.4%
--------------------------------------------------------------------------------
3 years annualized                   31.0%                       19.9%
--------------------------------------------------------------------------------
Annualized since inception*          27.5%                       20.7%
--------------------------------------------------------------------------------
                                                          *from February 1, 1995

==============================================================================================
PORTFOLIO OF INVESTMENTS
Markman Aggressive Allocation Portfolio-- December 31, 1999
----------------------------------------------------------------------------------------------
Fund                                                     Shares      Market Value   % of Total
----------------------------------------------------------------------------------------------
The Rydex Series OTC Fund*                               333,051    $  27,430,062        20.1%
----------------------------------------------------------------------------------------------
Janus Twenty Fund                                        320,642       26,751,134        19.6%
----------------------------------------------------------------------------------------------
Davis New York Venture Fund, Inc.-- Class Y              631,904       18,331,529        13.4%
----------------------------------------------------------------------------------------------
White Oak Growth Stock Fund*                             295,445       18,057,612        13.2%
----------------------------------------------------------------------------------------------
Liberty-Stein Roe Growth Stock Fund*                     293,608       16,262,962        11.9%
----------------------------------------------------------------------------------------------
Marsico Focus Fund*                                      305,967        7,174,921         5.3%
----------------------------------------------------------------------------------------------
Transamerica Premier Equity Fund*                        211,131        6,747,743         5.0%
----------------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund*                           107,144        5,755,794         4.2%
----------------------------------------------------------------------------------------------
The Internet Fund*                                       101,260        5,034,659         3.7%
----------------------------------------------------------------------------------------------
Firsthand Technology Innovators Fund*                     92,152        4,548,638         3.3%
----------------------------------------------------------------------------------------------
Miscellaneous-- Money Market Fund                        602,857          602,857         0.4%
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $77,825,586)                                  136,697,911       100.1%
----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET                                        (335,851)       (0.1)%
----------------------------------------------------------------------------------------------
NET ASSETS                                                          $ 136,362,060       100.0%
                                                                    =============       =====

----------------------------------------------------------------------------------------------
* Non-income producing security.               See accompanying notes to financial statements.

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                                    Markman

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                         MODERATE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

OUR  GOAL:  TO  BLEND  OUR   CONSERVATIVE   AND   AGGRESSIVE   APPROACHES  IN  A
MIDDLE-OF-THE-ROAD PORTFOLIO THAT AIMS FOR HIGHER RETURN THAN A CONSERVATIVE APPROACH BUT LOWER VOLATILITY THAN AN AGGRESSIVE STANCE.

The Moderate Allocation Portfolio was fortunate in 1999 to be in the position to blend our successful Conservative and Aggressive strategies. Of course, the driving force in the Portfolio has been its exposure to the large-cap growth sector of the U.S. market. During the fall of 1999, we further enhanced the return potential of the Portfolio by adding to our technology positions. We increased the Rydex OTC share of the portfolio and added both The Internet Fund and Firsthand Technology Innovators Fund to the mix.

As with the Conservative Allocation, we have taken steps to offset the increased volatility of these new positions by shifting our fixed-income strategy away from the high-yield sector toward the very short end of the yield curve. We no longer have positions in high-yield bonds; most of those dollars have, as in the Conservative Allocation, been reallocated to Pimco Short Term Bond Fund and Strong Advantage.

The overall allocation to equities remains at the high end of the range that we consider reasonable for this portfolio. This is a reflection of our continued positive outlook on the economy and the markets.

                 ---------------------------------------------
                               CONTENT BREAKDOWN
                 ---------------------------------------------
                                   Unaudited

                               [GRAPHIC OMITTED]

                 U.S. Stocks  . . . . . . . . . . . . . .  69%
                 International Stocks . . . . . . . . . .   2%
                 Bonds  . . . . . . . . . . . . . . . . .  17%
                 Cash . . . . . . . . . . . . . . . . . .  12%

PORTFOLIO COMPARISON (Unaudited)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                Markman Moderate             Funds of Funds
                              Allocation Portfolio    Association Moderate Index

12 months ending 12/99               35.5%                       18.4%
--------------------------------------------------------------------------------
3 years annualized                   24.2%                       16.9%
--------------------------------------------------------------------------------
Annualized since inception*          21.9%                       18.9%
--------------------------------------------------------------------------------
                                                          *from February 1, 1995

==============================================================================================
PORTFOLIO OF INVESTMENTS
Markman Moderate Allocation Portfolio-- December 31, 1999
----------------------------------------------------------------------------------------------
Fund                                                     Shares      Market Value   % of Total
----------------------------------------------------------------------------------------------
Janus Twenty Fund                                        256,396    $  21,391,126        21.2%
----------------------------------------------------------------------------------------------
Marsico Focus Fund*                                      847,847       19,882,017        19.7%
----------------------------------------------------------------------------------------------
The Rydex Series OTC Fund*                               174,011       14,331,538        14.2%
----------------------------------------------------------------------------------------------
PIMCO Short Term Fund-- Institutional                  1,011,708       10,066,493        10.0%
----------------------------------------------------------------------------------------------
Davis New York Venture Fund, Inc.-- Class Y              270,587        7,849,720         7.8%
----------------------------------------------------------------------------------------------
Strong Advantage Fund-- Institutional                    760,645        7,507,563         7.5%
----------------------------------------------------------------------------------------------
Paap America-Abroad Fund*                                174,078        6,136,262         6.1%
----------------------------------------------------------------------------------------------
Firsthand Technology Innovators Fund*                     81,762        4,035,768         4.0%
----------------------------------------------------------------------------------------------
The Internet Fund*                                        43,175        2,146,660         2.1%
----------------------------------------------------------------------------------------------
Miscellaneous-- Money Market Fund                      7,786,336        7,786,336         7.7%
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $69,142,268)                                  101,133,483       100.3%
----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET                                        (334,715)       (0.3)%
----------------------------------------------------------------------------------------------
NET ASSETS                                                          $ 100,798,768       100.0%
                                                                    =============       ======

* Non-income producing security.               See accompanying notes to financial statements.
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Markman
6

--------------------------------------------------------------------------------
                       CONSERVATIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

OUR GOAL: TO CAPTURE RETURNS CLOSE TO THOSE OF A TYPICAL PORTFOLIO -- CAUTIOUSLY BALANCED AMONG STOCKS, BONDS, AND MONEY MARKET FUNDS -- WHILE KEEPING SHORT-TERM VOLATILITY CLOSER TO THAT OF AN INTERMEDIATE BOND PORTFOLIO.

Although we remain careful in the Conservative Allocation not to let our enthusiasm with the market get the better of us, we did think it prudent to take advantage of the late summer, early fall weakness to add to our equity positions. We took small positions in Rydex OTC and Firsthand Technology Innovators to get our market exposure consistent with our overall view of where the strength is and would be. As you can see from the pie chart below, our stock exposure is now 48%, low relative to many other balanced portfolios, but still higher than the 37% figure as of 9/30/99.

The added volatility inherent in this slightly higher equity allocation has, in our estimation, been offset by the tactical shift we have taken with the fixed-income portion of the portfolio. During the fourth quarter we sold all existing bond positions, which consisted mostly of high-yield bonds. This was in no way a reflection of our feelings about those particular funds. We continue to see them as excellent investments in the right situation. In this case, however, we are looking for a fixed-income component that will give us a greater assurance of ongoing stability. Thus we have shift-ed the allocation to short-term bond and money market funds. Funds such as Pimco Short Term Bond and Strong Advantage provide very high ongoing stability, which, along with our money market position, will help to stabilize the volatility that our equity positions present us.

Since we are very bullish on the economy's strength, one of the biggest potential risks we foresee in 2000 is on the interest rate front. Should rates increase, we are assured of higher stability by sticking to the short end of the bond maturity range. Indeed, if rising rates cause a significant setback in stock prices, we would have resources in those bond positions to deploy back into stocks at lower prices.

                 ---------------------------------------------
                               CONTENT BREAKDOWN
                 ---------------------------------------------
                                   Unaudited

                               [GRAPHIC OMITTED]

                 U.S. Stocks  . . . . . . . . . . . . . .  48%
                 International Stocks . . . . . . . . . .   1%
                 Bonds  . . . . . . . . . . . . . . . . .  38%
                 Cash . . . . . . . . . . . . . . . . . .  13%

PORTFOLIO COMPARISON (Unaudited)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                              Markman Conservative    Funds of Funds Association
                              Allocation Portfolio        Conservative Index

12 months ending 12/99               25.0%                       11.4%
--------------------------------------------------------------------------------
3 years annualized                   16.5%                       11.5%
--------------------------------------------------------------------------------
Annualized since inception*          16.5%                       13.0%
--------------------------------------------------------------------------------
                                                          *from February 1, 1995

==============================================================================================
PORTFOLIO OF INVESTMENTS
Markman Conservative Allocation Portfolio-- December 31,1999
----------------------------------------------------------------------------------------------
Fund                                                     Shares      Market Value   % of Total
----------------------------------------------------------------------------------------------
PIMCO Short-Term Fund-- Institutional                    683,188    $   6,797,716        19.7%
----------------------------------------------------------------------------------------------
Marsico Focus Fund*                                      289,450        6,787,594        19.6%
----------------------------------------------------------------------------------------------
Strong Advantage Fund-- Institutional                    659,225        6,506,555        18.8%
----------------------------------------------------------------------------------------------
Janus Twenty Fund                                         63,513        5,298,879        15.3%
----------------------------------------------------------------------------------------------
Firsthand Technology Value Fund*                          22,145        2,004,544         5.8%
----------------------------------------------------------------------------------------------
The Rydex Series OTC Fund*                                24,120        1,986,493         5.7%
----------------------------------------------------------------------------------------------
Selected American Shares                                  52,882        1,893,186         5.5%
----------------------------------------------------------------------------------------------
Miscellaneous-- Money Market Fund                      3,116,087        3,116,087         9.0%
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $27,329,672)                                   34,391,054        99.4%
----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET                                         207,844         0.6%
----------------------------------------------------------------------------------------------
NET ASSETS                                                          $  34,598,898       100.0%
                                                                    =============       ======

* Non-income producing security.               See accompanying notes to financial statements.
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Markman

--------------------------------------------------------------------------------
                          INCOME ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

OUR GOAL: TO PROVIDE HIGH CURRENT INCOME AND LOW SHARE PRICE FLUCTUATION.

The Income Allocation, from its inception in the Spring of 1999, has faced a challenging market dynamic. How does one achieve a high current yield and stability of principal in an environment that is negative for bonds? It helped enormously that we were fortunate to have made the tactical decision that high-yield bonds would likely give us the best total return in 1999. Over half of the Fund's portfolio has been allocated to this area. This is, to be sure, a much higher allocation to high yields than other income funds have. And, admittedly, it is, on paper, not the most cautious of allocations. But, as we always say, "stable is as stable does." If this mar-ket dictates that the best return is to be found at the lower end of the quality range, we see no reason to mindlessly ignore reality for the sake of dogmatic adherence to traditional bond allocations.

Additionally, as is no doubt obvious by now, we also received an extra bit of tailwind in the portfolio by our minor allocation to stock funds. This enabled us to maintain a positive total return profile, something few of our peers were able to achieve.

We go into 2000 more positive than ever about the prospects for this Portfolio. While we expect the sled-ding to continue to be rough for the bond market, we do think high yield will perform better than last year and will once again far outperform higher quality bond choices. This should be good news for shareholders as it will allow us to maintain a high dividend and produce potentially superior total return numbers.

                 ---------------------------------------------
                               CONTENT BREAKDOWN
                 ---------------------------------------------
                                   Unaudited

                               [GRAPHIC OMITTED]

                 U.S. Stocks  . . . . . . . . . . . . . .  16%
                 International Stocks . . . . . . . . . .   0%
                 Bonds  . . . . . . . . . . . . . . . . .  65%
                 Cash . . . . . . . . . . . . . . . . . .  19%

PORTFOLIO COMPARISON (Unaudited)

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                 Markman Income       Funds of Funds Association
                              Allocation Portfolio           Income Index

8 months ending 12/99*                3.3%                       -1.4%
--------------------------------------------------------------------------------
3 years annualized                    N/A                         N/A
--------------------------------------------------------------------------------
Annualized since inception*           N/A                         N/A
--------------------------------------------------------------------------------
                                                         *Inception: May 1, 1999

==============================================================================================
PORTFOLIO OF INVESTMENTS
Markman Income Allocation Portfolio-- December 31, 1999
----------------------------------------------------------------------------------------------
Fund                                                     Shares      Market Value   % of Total
----------------------------------------------------------------------------------------------
PIMCO Total Return Fund-- Institutional                   36,514    $     361,494        19.1%
----------------------------------------------------------------------------------------------
Northeast Investors Trust                                 34,536          337,421        17.8%
----------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                            34,192          317,645        16.8%
----------------------------------------------------------------------------------------------
INVESCO High Yield Fund                                   49,140          315,967        16.7%
----------------------------------------------------------------------------------------------
Marsico Growth & Income Fund*                              6,429          140,537         7.4%
----------------------------------------------------------------------------------------------
White Oak Growth Stock Fund*                               2,028          123,974         6.5%
----------------------------------------------------------------------------------------------
Miscellaneous-- Money Market Fund                        298,375          298,375        15.7%
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $1,880,614)                                     1,895,413       100.0%
----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET                                             668         0.0%
----------------------------------------------------------------------------------------------
NET ASSETS                                                          $   1,896,081       100.0%
                                                                    =============       ======

* Non-income producing security. See accompanying notes to financial statements.
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Markman
8

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES o December 31, 1999

                                                                     Markman          Markman         Markman         Markman
                                                                      Income     Conservative        Moderate      Aggressive
                                                                  Allocation       Allocation      Allocation      Allocation
                                                                   Portfolio        Portfolio       Portfolio       Portfolio
=============================================================================================================================
ASSETS

Investments in securities:
  At acquisition cost ......................................   $   1,880,614    $  27,329,672   $  69,142,268   $  77,825,586
                                                               =============    =============   =============   =============
  At value (Note 1) ........................................   $   1,895,413    $  34,391,054   $ 101,133,483   $ 136,697,911
Receivable for capital shares sold .........................            --            321,025           6,275          44,485
Dividends receivable .......................................           2,087           16,857          13,377           1,891
Other assets ...............................................             421            4,592             459           8,985
                                                               -------------    -------------   -------------   -------------
  TOTAL ASSETS .............................................       1,897,921       34,733,528     101,153,594     136,753,272
                                                               -------------    -------------   -------------   -------------
=============================================================================================================================

LIABILITIES
Payable for capital shares redeemed ........................           1,000           59,895         223,171         176,909
Distributions payable to shareholders ......................              --           47,884          54,076         111,487
Payable to affiliates (Note 3) .............................             840           26,851          77,579         102,816
                                                               -------------    -------------   -------------   -------------
  TOTAL LIABILITIES ........................................           1,840          134,630         354,826         391,212
                                                               -------------    -------------   -------------   -------------
=============================================================================================================================

NET ASSETS .................................................   $   1,896,081    $  34,598,898   $ 100,798,768   $ 136,362,060
                                                               =============    =============   =============   =============
Net assets consist of:
Paid-in capital ............................................   $   1,888,248    $  27,535,956   $  68,805,045   $  77,659,150
Undistributed net investment income ........................            --              1,560           2,508            --
Distributions in excess of net realized gains ..............            --               --              --          (169,415)
Accumulated net realized losses from security transactions .          (6,966)            --              --              --
Net unrealized appreciation on investments .................          14,799        7,061,382      31,991,215      58,872,325
                                                               -------------    -------------   -------------   -------------
NET ASSETS .................................................   $   1,896,081    $  34,598,898   $ 100,798,768   $ 136,362,060
                                                               =============    =============   =============   =============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) (Note 5) ......         189,166        2,439,128       6,039,826       6,141,519
                                                               =============    =============   =============   =============
Net asset value, redemption price and offering
  price per share (Note 1) .................................   $       10.02    $       14.18   $       16.69   $       22.20
                                                               =============    =============   =============   =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    Markman

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

======================================================================================================================
STATEMENTS OF OPERATIONS o For the year ended December 31, 1999(A)

                                                                 Markman         Markman        Markman        Markman
                                                                  Income    Conservative       Moderate     Aggressive
                                                              Allocation      Allocation     Allocation     Allocation
                                                               Portfolio       Portfolio      Portfolio      Portfolio
INVESTMENT INCOME
Dividend income .........................................   $     22,154    $  1,559,127   $  2,547,549   $    195,676
                                                            ------------    ------------   ------------   ------------
EXPENSES
Investment advisory fees ................................          1,857         292,256        811,956        972,333
Independent trustees' fees ..............................             --          14,000         14,000         14,000
                                                            ------------    ------------   ------------   ------------
TOTAL EXPENSES (NOTE 3) .................................          1,857         306,256        825,956        986,333
                                                            ------------    ------------   ------------   ------------
NET INVESTMENT INCOME (LOSS) ............................         20,297       1,252,871      1,721,593       (790,657)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions ..         (7,411)      1,547,664      5,902,722      8,966,456
Capital gain distributions from
  other investment companies ............................            445         442,856      1,546,791      3,183,646
Net change in unrealized appreciation/
  depreciation on investments ...........................         14,799       3,981,393     18,152,745     33,815,297
                                                            ------------    ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ........          7,833       5,971,913     25,602,258     45,965,399
                                                            ------------    ------------   ------------   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..............   $     28,130    $  7,224,784   $ 27,323,851   $ 45,174,742
                                                            ============    ============   ============   ============

========================================================================================================
STATEMENTS OF CHANGES IN NET ASSETS

                                                    Markman Income            Markman Conservative
                                              Allocation Portfolio            Allocation Portfolio

                                                      Period ended         Year ended         Year ended
                                                   Dec. 31, 1999(A)     Dec. 31, 1999      Dec. 31, 1998

FROM OPERATIONS:
Net investment income (loss) ...................     $      20,297      $   1,252,871      $     568,587
Net realized gains (losses) from
  security transactions ........................            (7,411)         1,547,664          1,067,694
Capital gain distributions from
  other investment companies ...................               445            442,856            515,255
Net change in unrealized appreciation/
  depreciation on investments ..................            14,799          3,981,393          1,106,083
                                                     -------------      -------------      -------------
Net increase in net assets from operations .....            28,130          7,224,784          3,257,619
                                                     -------------      -------------      -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income ...........           (20,297)        (1,097,151)          (657,761)
Distributions in excess of
  net investment income (Note 1) ...............                --                 --            (45,764)
Return of capital ..............................           (11,458)                --                 --
Distributions from net realized gains ..........                --         (1,647,858)        (1,102,192)
                                                     -------------      -------------      -------------
Decrease in net assets from
  distributions to shareholders ................           (31,755)        (2,745,009)        (1,805,717)
                                                     -------------      -------------      -------------
FROM CAPITAL SHARE TRANSACTIONS (Note 4):
Proceeds from shares sold ......................         2,939,910          7,944,542         11,129,490
Net asset value of shares issued in reinvestment
  of distributions to shareholders .............            31,755          2,697,126          1,563,886
Payments for shares redeemed ...................        (1,071,959)       (10,989,293)       (20,358,721)
                                                     -------------      -------------      -------------
Net increase (decrease) in net assets from
  capital share transactions ...................         1,899,706           (347,625)        (7,665,345)
                                                     -------------      -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ........         1,896,081          4,132,150         (6,213,443)

NET ASSETS:
Beginning of period ............................                --         30,466,748         36,680,191
                                                     -------------      -------------      -------------
End of period ..................................     $   1,896,081      $  34,598,898      $  30,466,748
                                                     =============      =============      =============
UNDISTRIBUTED NET INVESTMENT INCOME ............     $          --      $       1,560      $          --
                                                     =============      =============      =============

                                                               Markman Moderate                    Markman Aggressive
                                                           Allocation Portfolio                  Allocation Portfolio

                                                        Year ended         Year ended         Year ended         Year ended
                                                     Dec. 31, 1999      Dec. 31, 1998      Dec. 31, 1999      Dec. 31, 1998
FROM OPERATIONS:
Net investment income (loss) ...................     $   1,721,593      $     691,704      $    (790,657)     $    (513,567)
Net realized gains (losses) from
  security transactions ........................         5,902,722          3,062,796          8,966,456           (231,303)
Capital gain distributions from
  other investment companies ...................         1,546,791          1,388,199          3,183,646          1,291,832
Net change in unrealized appreciation/
  depreciation on investments ..................        18,152,745          8,491,783         33,815,297         18,912,136
                                                     -------------      -------------      -------------      -------------
Net increase in net assets from operations .....        27,323,851         13,634,482         45,174,742         19,459,098
                                                     -------------      -------------      -------------      -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income ...........        (1,607,343)          (691,704)                --            (21,208)
Distributions in excess of
  net investment income (Note 1) ...............                --           (260,772)                --                 --
Return of capital ..............................                --                 --                 --                 --
Distributions from net realized gains ..........        (6,205,785)        (3,393,190)       (10,222,408)          (340,273)
                                                     -------------      -------------      -------------      -------------
Decrease in net assets from
  distributions to shareholders ................        (7,813,128)        (4,345,666)       (10,222,408)          (361,481)
                                                     -------------      -------------      -------------      -------------
FROM CAPITAL SHARE TRANSACTIONS (Note 4):
Proceeds from shares sold ......................        12,400,277         12,188,071         23,265,400         16,927,645
Net asset value of shares issued in reinvestment
  of distributions to shareholders .............         7,759,052          4,298,339         10,110,921            350,390
Payments for shares redeemed ...................       (22,670,359)       (28,364,444)       (23,581,252)       (29,162,161)
                                                     -------------      -------------      -------------      -------------
Net increase (decrease) in net assets from
  capital share transactions ...................        (2,511,030)       (11,878,034)         9,795,069        (11,884,126)
                                                     -------------      -------------      -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ........        16,999,693         (2,589,218)        44,747,403          7,213,491

NET ASSETS:
Beginning of period ............................        83,799,075         86,388,293         91,614,657         84,401,166
                                                     -------------      -------------      -------------      -------------
End of period ..................................     $ 100,798,768      $  83,799,075      $ 136,362,060      $  91,614,657
                                                     =============      =============      =============      =============
UNDISTRIBUTED NET INVESTMENT INCOME ............     $       2,508      $          --      $          --      $          --
                                                     =============      =============      =============      =============

(A) Except for the Markman Income Allocation Portfolio which represents the period from the initial public offering of shares (May 1, 1999) through December 31, 1999.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    Markman
10

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

================================================================================
MARKMAN INCOME ALLOCATION PORTFOLIO o FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding throughout the Period

                                                               Period ended
                                                          December 31, 1999(A)
Net asset value at beginning of period .....................     $    10.00
                                                                 ----------
Income from investment operations:
  Net investment income ....................................           0.24
  Net realized and unrealized gains on investments .........           0.08
                                                                 ----------
Total from investment operations ...........................           0.32
                                                                 ----------
Less distributions:
  Dividends from net investment income .....................          (0.24)
  Return of capital ........................................          (0.06)
                                                                 ----------
Total distributions ........................................          (0.30)
                                                                 ----------

NET ASSET VALUE AT END OF PERIOD ...........................     $    10.02
                                                                 ==========
TOTAL RETURN ...............................................          3.27%(B)
                                                                 ==========
NET ASSETS AT END OF PERIOD (000'S) ........................     $    1,896
                                                                 ==========
Ratio of expenses to average net assets ....................          0.64%(C)
Ratio of net investment income to average net assets .......          6.97%(C)
Portfolio turnover rate ....................................            78%(C)

(A) Represents the period from the initial public offering of shares (May 1, 1999) through December 31, 1999.
(B)  Not annualized.
(C)  Annualized.

=================================================================================================================================
MARKMAN CONSERVATIVE ALLOCATION PORTFOLIO o FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding throughout Each Period

                                                       Year ended      Year ended      Year ended      Year ended    Period ended
                                                      December 31,    December 31,    December 31,    December 31,    December 31,
                                                             1999            1998            1997            1996         1995(A)
Net asset value at beginning of period .............    $   12.33       $   11.82       $   11.49       $   10.97       $   10.00
                                                        ---------       ---------       ---------       ---------       ---------
Income from investment operations:
  Net investment income ............................         0.55            0.25            0.33            0.28            0.19
  Net realized and unrealized gains on investments .         2.53            1.03            1.31            1.19            1.61
                                                        ---------       ---------       ---------       ---------       ---------
Total from investment operations ...................         3.08            1.28            1.64            1.47            1.80
                                                        ---------       ---------       ---------       ---------       ---------
Less distributions:
  Dividends from net investment income .............        (0.49)          (0.28)          (0.30)          (0.28)          (0.19)
  Distributions in excess of net investment income .           --           (0.02)          (0.15)          (0.18)          (0.04)
  Distributions from net realized gains ............        (0.74)          (0.47)          (0.86)          (0.49)          (0.60)
                                                        ---------       ---------       ---------       ---------       ---------
Total distributions ................................        (1.23)          (0.77)          (1.31)          (0.95)          (0.83)
                                                        ---------       ---------       ---------       ---------       ---------
NET ASSET VALUE AT END OF PERIOD ...................    $   14.18       $   12.33       $   11.82       $   11.49       $   10.97
                                                        =========       =========       =========       =========       =========
TOTAL RETURN .......................................       24.97%          10.83%          14.27%          13.41%          18.00%
                                                        =========       =========       =========       =========       =========
NET ASSETS AT END OF PERIOD (000'S) ................    $  34,599       $  30,467       $  36,680       $  42,579       $   9,852
                                                        =========       =========       =========       =========       =========
Ratio of expenses to average net assets ............        0.95%           0.95%           0.95%           0.95%           0.95%(B)
Ratio of net investment income to average net assets        3.89%           1.70%           2.38%           3.21%           3.02%(B)
Portfolio turnover rate ............................          78%            165%             48%            104%            176%

(A) Represents the period from the initial public offering of shares (January 26, 1995) through December 31, 1995.
(B)  Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    Markman

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

=================================================================================================================================
MARKMAN MODERATE ALLOCATION PORTFOLIO o FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding throughout Each Period

                                                       Year ended      Year ended      Year ended      Year ended    Period ended
                                                      December 31,    December 31,    December 31,    December 31,    December 31,
                                                             1999            1998            1997            1996         1995(A)
Net asset value at beginning of period .............    $   13.35       $   11.90       $   11.49       $   11.31       $   10.00
                                                        ---------       ---------       ---------       ---------       ---------
Income from investment operations:
  Net investment income ............................         0.31            0.12            0.26            0.18            0.06
  Net realized and unrealized gains on investments .         4.43            2.06            1.96            1.08            2.39
                                                        ---------       ---------       ---------       ---------       ---------
Total from investment operations ...................         4.74            2.18            2.22            1.26            2.45
                                                        ---------       ---------       ---------       ---------       ---------
Less distributions:
  Dividends from net investment income .............        (0.29)          (0.12)          (0.26)          (0.18)          (0.06)
  Distributions in excess of net investment income .           --           (0.04)          (0.21)          (0.14)          (0.24)
  Distributions from net realized gains ............        (1.11)          (0.57)          (1.34)          (0.76)          (0.84)
                                                        ---------       ---------       ---------       ---------       ---------
Total distributions ................................        (1.40)          (0.73)          (1.81)          (1.08)          (1.14)
                                                        ---------       ---------       ---------       ---------       ---------
NET ASSET VALUE AT END OF PERIOD ...................    $   16.69       $   13.35       $   11.90       $   11.49       $   11.31
                                                        =========       =========       =========       =========       =========
TOTAL RETURN .......................................       35.49%          18.32%          19.38%          11.11%          24.50%
                                                        =========       =========       =========       =========       =========
NET ASSETS AT END OF PERIOD (000'S) ................    $  00,799       $  83,799       $  86,388       $  78,627       $  38,988
                                                        =========       =========       =========       =========       =========
Ratio of expenses to average net assets ............        0.95%           0.95%           0.95%           0.95%           0.95%(B)
Ratio of net investment income to average net assets        1.98%           0.84%           1.96%           1.34%           0.77%(B)
Portfolio turnover rate ............................          68%            117%             82%            280%            141%

=================================================================================================================================
MARKMAN AGGRESSIVE ALLOCATION PORTFOLIO o FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Tthroughout Each Period

                                                       Year ended      Year ended      Year ended      Year ended    Period ended
                                                      December 31,    December 31,    December 31,    December 31,    December 31,
                                                             1999            1998            1997            1996         1995(A)
Net asset value at beginning of period .............    $   16.01       $   12.74       $   12.26       $   11.79       $   10.00
                                                        ---------       ---------       ---------       ---------       ---------
Income from investment operations:
  Net investment income (loss) .....................        (0.13)          (0.09)           0.01            0.05            0.01
  Net realized and unrealized gains on investments .         8.12            3.42            2.32            1.34            3.11
                                                        ---------       ---------       ---------       ---------       ---------
Total from investment operations ...................         7.99            3.33            2.33            1.39            3.12
                                                        ---------       ---------       ---------       ---------       ---------
Less distributions:
  Dividends from net investment income .............           --              --           (0.01)          (0.05)          (0.01)
  Distributions in excess of net investment income .           --              --           (0.19)          (0.11)          (0.23)
  Distributions from net realized gains ............        (1.80)          (0.06)          (1.65)          (0.76)          (1.09)
                                                        ---------       ---------       ---------       ---------       ---------
Total distributions ................................        (1.80)          (0.06)          (1.85)          (0.92)          (1.33)
                                                        ---------       ---------       ---------       ---------       ---------
NET ASSET VALUE AT END OF PERIOD ...................    $   22.20       $   16.01       $   12.74       $   12.26       $   11.79
                                                        =========       =========       =========       =========       =========
TOTAL RETURN .......................................       49.88%          26.17%          18.96%          11.72%          31.21%
                                                        =========       =========       =========       =========       =========
NET ASSETS AT END OF PERIOD (000'S) ................    $ 136,362       $  91,615       $  84,401       $  84,329       $  42,325
                                                        =========       =========       =========       =========       =========
Ratio of expenses to average net assets ............        0.95%           0.95%           0.95%           0.95%           0.95%(B)
Ratio of net investment income (loss)
  to average net assets ............................       (0.76)%         (0.62)%          0.05%           0.34%           0.15%(B)
Portfolio turnover rate ............................          56%            101%            141%            340%            204%

(A) Represents the period from the initial public offering of shares (January 26, 1995) through December 31, 1995.
(B)  Annualized.
See accompanying notes to financial statements..

--------------------------------------------------------------------------------
                                    Markman
12

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

Markman MultiFund Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end diversified management investment company. The Trust was organized as a Massachusetts business trust on September 7, 1994. The Trust offers four series of shares to investors: the Markman Income Allocation Portfolio, the Markman Conservative Allocation Portfolio, the Markman Moderate Allocation Portfolio and the Markman Aggressive Allocation Portfolio (collectively, the Funds). The Trust was capitalized on November 28, 1994, when the Funds' investment adviser, Markman Capital Management, Inc. (the Adviser), purchased the initial shares of each Fund (except for the Markman Income Allocation Portfolio) at $10.00 per share. The public offering of shares of such Funds commenced on January 26, 1995. The Trust had no operations prior to the public offering of shares except for the initial issuance of shares to the Adviser. The public offering of shares of the Markman Income Allocation Portfolio commenced on May 1, 1999.

The Markman Income Allocation Portfolio seeks to provide high current income and low share price fluctuation. The Markman Conservative Allocation Portfolio seeks to provide current income and low to moderate growth of capital. The Markman Moderate Allocation Portfolio seeks growth of capital and a reasonable level of current income. The Markman Aggressive Allocation Portfolio seeks capital appreciation without regard to current income.

The following is a summary of the Trust's significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Shares of open-end, management investment companies (mutual funds) in which the Funds invest are valued at their respective net asset values as determined under the 1940 Act. Such mutual funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the Board of Trustees or Directors of the underlying mutual fund. Money market funds in which the Funds also invest generally value securities in their portfolios on an amortized cost basis, which approximates market.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of that Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of each Fund are equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. For financial reporting purposes, the Funds record distributions of short-term and long-term capital gains made by mutual funds in which the Funds invest as realized gains. For tax purposes, the short-term portion of such distributions is treated as dividend income by the Funds.

Distributions to shareholders -- Distributions to shareholders arising from each Fund's net investment income and net realized capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code (the Code) available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from GAAP, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of short-term gain distributions made by mutual funds in which the Funds invest and the deferral of certain losses under Federal

--------------------------------------------------------------------------------
                                    Markman

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

income tax regulations. Accordingly, the amount of net investment income and net realized capital gain or loss reported in the financial statements may differ from that reported in the Fund's tax return and, consequently, the character of distributions to shareholders reported in the Statements of Changes in Net Assets and the Financial Highlights may differ from that reported to shareholders for federal income tax purposes. As a result of such differences, reclassifications are made to the components of net assets to conform to generally accepted accounting principles.

The following information is based on the federal income tax cost of portfolio investments as of December 31, 1999:

--------------------------------------------------------------------------------------------------
                                      MARKMAN           MARKMAN           MARKMAN          MARKMAN
                                       INCOME      CONSERVATIVE          MODERATE       AGGRESSIVE
                                   ALLOCATION        ALLOCATION        ALLOCATION       ALLOCATION
                                    PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                    ---------         ---------         ---------        ---------
Gross unrealized appreciation     $    28,425      $  7,067,427      $ 32,000,130      $58,702,910
Gross unrealized depreciation         (13,626)           (6,045)           (8,915)              --
                                  -----------      ------------      ------------      -----------
Net unrealized appreciation .     $    14,799      $  7,061,382      $ 31,991,215      $58,702,910
Federal income tax cost of
portfolio investments .......     $ 1,880,614      $ 27,329,672      $ 69,142,268      $77,995,001
                                  ===========      ============      ============      ===========
--------------------------------------------------------------------------------------------------

2.   INVESTMENT TRANSACTIONS

During the period ended December 31, 1999, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $1,812,482 and $222,831, respectively, for the Markman Income Allocation Portfolio; $24,156,535 and $28,608,839, respectively, for the Markman Conservative Allocation Portfolio; $58,533,209 and $73,043,945, respectively, for the Markman Moderate Allocation Portfolio; and $60,409,495 and $57,993,346, respectively, for the Markman Aggressive Allocation Portfolio.

3.   TRANSACTIONS WITH AFFILIATES

The Chairman of the Board and President of the Trust is also the President of Markman Capital Management, Inc. (the Adviser). Certain other Trustees and offi-cers of the Trust are also officers of the Adviser or of Countrywide Fund Services, Inc. (CFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust.

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by the Adviser pursuant to the terms of an Investment Management Agreement. Each Fund pays the Adviser an investment man-agement fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% of average daily net assets of the Markman Conservative Allocation Portfolio, the Markman Moderate Allocation Portfolio and the Markman Aggressive Allocation Portfolio and 0.65% of the average daily net assets of the Markman Income Allocation Portfolio. The Adviser pays all operating expenses of the Funds except brokerage commissions, taxes, interest, fees and expenses of independent Trustees and any extraordinary expenses. In addition, the Adviser is contractually obligated to reduce its investment management fee in an amount equal to each Fund's allocable portion of the fees and expenses of the Trust's independent Trustees.

ADMINISTRATION, ACCOUNTING AND TRANSFER AGENCY AGREEMENT
Under the terms of the Administration, Accounting, and Transfer Agency Agreement between the Trust, the Adviser and CFS, CFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for each of the Funds. CFS supervises the preparation of tax returns for the Funds, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. In addition, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. CFS also calculates the daily net asset value per share and maintains the financial books and records of each Fund. For the performance of these services, the Adviser, out of its investment management fee, pays CFS a monthly base fee, an asset based fee, and a fee based on the number of shareholder accounts. In addition, the Adviser pays CFS out-of-pocket expenses including, but not limited to, postage and supplies.

4.   BANK LOANS

The Trust has an unsecured $10,000,000 bank line of credit; borrowings under this arrangement bear interest at a rate determined by the bank at the time of borrowing. As of December 31, 1999, no Funds in the Trust had outstanding borrowings under the line of credit. The maximum amount outstanding during the year ended December 31, 1999, for the Markman Moderate Allocation Portfolio was $722,000 at an interest rate of 6.00%.

--------------------------------------------------------------------------------
                                    Markman
14

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FUND SHARE TRANSACTIONS

Proceeds and payments from capital share transactions as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the years ended December 31, 1999, and December 31, 1998 (A):

------------------------------------------------------------------------------------------------------
                                        MARKMAN INCOME            MARKMAN CONSERVATIVE
                                  ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO

                                          Period ended      Year ended      Year ended
                                      Dec. 31, 1999 (A)  Dec. 31, 1999   Dec. 31, 1998
------------------------------------------------------------------------------------------------------
Shares sold ...........................        294,119         609,311         934,987
Shares issued in reinvestment of
distributions to shareholders .........          3,181         190,206         126,836
Shares redeemed .......................       (108,134)       (830,853)     (1,695,443)
                                            ----------      ----------      ----------
Net increase (decrease) in
shares outstanding ....................        189,166         (31,336)       (633,620)
Shares outstanding, beginning of period             --       2,470,464       3,104,084
                                            ----------      ----------      ----------
Shares outstanding, end of period .....        189,166       2,439,128       2,470,464
                                            ==========      ==========      ==========

                                                      MARKMAN MODERATE              MARKMAN AGGRESSIVE
                                                  ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO

                                            Year ended      Year ended      Year ended      Year ended
                                         Dec. 31, 1999   Dec. 31, 1998   Dec. 31, 1999   Dec. 31, 1998
------------------------------------------------------------------------------------------------------
Shares sold ...........................        856,136         970,847       1,270,649       1,234,363
Shares issued in reinvestment of
distributions to shareholders .........        464,892         321,973         455,447          21,885
Shares redeemed .......................     (1,558,964)     (2,273,277)     (1,308,199)     (2,158,375)
                                            ----------      ----------      ----------      ----------
Net increase (decrease) in
shares outstanding ....................       (237,936)       (980,457)        417,897        (902,127)
Shares outstanding, beginning of period      6,277,762       7,258,219       5,723,622       6,625,749
                                            ----------      ----------      ----------      ----------
Shares outstanding, end of period .....      6,039,826       6,277,762       6,141,519       5,723,622
                                            ==========      ==========      ==========      ==========

(A)  Except for the Markman Income  Allocation  Portfolio which represents the period from the initial public offering of shares (May 1, 1999) through December 31, 1999.
------------------------------------------------------------------------------------------------------

6.   FEDERAL TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)

On December 31, 1999, the Markman Conservative Allocation Portfolio declared and paid a long-term capital gain of $0.4702 per share and a short-term capital gain distribution of $0.2673 per share, the Markman Moderate Allocation Portfolio declared and paid a long-term capital gain of $0.9933 per share and a short-term capital gain distribution of $0.1773 per share, and the Markman Aggressive Allocation Portfolio declared and paid a long-term capital gain of $1.1328 per share and a short-term capital gain distribution of $0.6629 per share. In January of 2000, shareholders will be provided with Form 1099-DIV which reports the amount and tax status of the capital gain distributions paid during calendar year 1999.

--------------------------------------------------------------------------------
                                    Markman

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF THE MARKMAN MULTIFUND TRUST:

We have audited the accompanying statements of assets and liabilities, including the port-folios of investments, of the Markman MultiFund Trust (comprising, respectively, the Markman Income Allocation Portfolio, the Markman Conservative Allocation Portfolio, the Markman Moderate Allocation Portfolio, and the Markman Aggressive Allocation Portfolio), as of December 31, 1999, and the related statements of operations, the statement of changes in net assets, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Markman MultiFund Trust as of December 31, 1999, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

/s/ Arthur Andersen LLP

Cincinnati, Ohio
January 7, 2000

--------------------------------------------------------------------------------
STAY INFORMED
--------------------------------------------------------------------------------

1-800-975-5463
PORTFOLIO/STRATEGY UPDATE
To hear Bob Markman's weekly market
overview and MultiFund activity report.

www.markman.com/funds.htm
ONLINE
Check for net asset values and more.

1-800-536-8679
PRICELINE
For up-to-the-minute net asset values
and account values.

1-800-707-2771
HELPLINE
For a prospectus, an application form,
for assistance in completing an application, or for general administrative questions.

--------------------------------------------------------------------------------
RECENT SERVICE IMPROVEMENT

As a fund of funds, we cannot price our fund shares daily until all of the underlying funds we own have transmitted their own daily share price. In the past, the underlying funds we owned have not priced their shares in time for us to get our shares priced before the cutoff for net asset value transmittal to newspapers around the country. This leads to the frustrating, and sometimes con-fusing, situation of our share price in the newspaper being one day behind. All independent funds of funds, not just us, have this same problem. But we were sick of it. So after almost five years of everyone in the industry telling us that it was impossible to do anything about it, we decided to do something about it.

A mixture of team work, cajoling, and quick action by all our support organizations, has enabled us -- on most days -- to get the current daily share price into the national system in time for it to show up in your paper on the correct date. Thus, barring the usual glitches that are bound to happen from time to time, the price you see in the paper each day will now be the correct price for that day's market trading. To the best of our knowledge, we are the only inde-pendent fund of funds that has been able to accomplish this, and we're pleased to be able to start the new millennium by providing you with information that is timely and accurate.

These forms are available:
o Account Application
o IRA Application
o Roth IRA Application
o IRA Transfer Request
o Roth IRA Conversion Request
o Dollar Cost Averaging Application
o Systematic Withdrawal Plan Request
o Automatic Investment Request
o Company Retirement Account Application
o Company Retirement Plan Prototype
  [includes Profit Sharing, Money Purchase, 401(k)]
o 403(b) Plan and Application

The minimum direct investment is $25,000. If you want to invest less than $25,000, you may purchase the Markman MultiFunds through:

Charles  Schwab & Company  (1-800-266-5623),  Fidelity  Investments  (1-800-544-
7558), and T. D. Waterhouse (1-800-934-4448), among others. There is no transaction fee when you purchase the Markman MultiFunds through these discount brokers.

For  additional  forms or answers to any  questions  just  contact  the  Markman
MultiFunds  (between  the  hours  of  8:30  AM  and  5:30  PM  EST):  Toll-free:
1-800-707-2771
--------------------------------------------------------------------------------

                     MARKMAN                     INVESTMENT ADVISER                      SHAREHOLDER SERVICES
================     MULTIFUNDS                  Markman Capital Management, Inc.        c/o Countrywide Fund Services, Inc.
     NO-LOAD         ----------                  6600 France Ave. So.                    312 Walnut Street, 21st Floor
100% MUTUAL FUND     For investors too smart     Minneapolis, Minnesota  55435           Cincinnati, Ohio 45202-3874
     COUNCIL         to do it themselves(sm)     Telephone:  612-920-4848                Telephone: 513-629-2070
================                                 Toll-free: 1-800-395-4848               Toll-free: 1-800-707-2771

Authorized for distribution only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------
                                    Markman

Markman
MULTIFUNDS
----------------------                  FIRST CLASS
For investors to smart
to do it themselves (sm)

6600 France Avenue South
Minneapolis, Minnesota 55435